CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 948,773	$ 137,559	¥ 1,296,924
Restricted cash	14,608	2,118	19,671
Short-term investments	2,091,198	303,195	1,418,721
Accounts receivable, net	16,482	2,390	14,881
Notes receivable			5,622
Inventory	1,051	152	4,373
Prepayments and other current assets	228,672	33,154	487,540
Total current assets	3,300,784	478,568	3,247,732
Non-current assets:
Long-term restricted cash	21,000	3,045	20,000
Property, equipment and software, net	886,460	128,525	945,226
Long-term prepayments to a related party	71	10	20,037
Right-of-use assets	12,442	1,804
Other non-current assets	35,898	5,204	164,986
Deferred tax assets, net	30,986	4,493
Total non-current assets	986,857	143,081	1,150,249
Total assets	4,287,641	621,649	4,397,981
Current liabilities:
Accounts and notes payable	810,197	117,468	551,751
Amounts due to related parties - current			23,290
Salary and welfare payable (including salary and welfare payable of the consolidated variable interest entities ("VIEs") without recourse to the Company of RMB1,745 and RMB2,376 as of December 31, 2021 and 2022, respectively)	111,274	16,133	120,444
Tax payable (including tax payable of the VIEs without recourse to the Company of RMB7,548 and RMB7,442 as of December 31, 2021 and 2022, respectively)	147,367	21,366	10,195
Financing payable - current	76,272	11,058	84,175
Current portion of lease liabilities	9,761	1,415
Accruals and other current liabilities (including accruals and other current liabilities of the VIEs without recourse to the Company of RMB1,240 and RMB544 as of December 31, 2021 and 2022, respectively)	268,007	38,858	238,510
Total current liabilities	1,422,878	206,298	1,028,365
Non-current liabilities:
Financing payable - non-current	32,281	4,680	85,658
Long term lease liabilities	854	124
Amount due to related parties - non-current	1,000	145	1,000
Other non-current liabilities	189,323	27,449	16,489
Deferred tax liabilities, net			34,445
Total non-current liabilities	223,458	32,398	137,592
Total liabilities	1,646,336	238,696	1,165,957
Commitments and contingencies
Shareholders' equity:
Treasury shares ( 9,365,006 and 8,508,112 shares as of December 31, 2021 and 2022, respectively)	(6,816)	(988)	(27,784)
Additional paid-in capital	11,786,482	1,708,879	11,799,301
Statutory reserves	16,593	2,406	16,593
Accumulated other comprehensive income	163,928	23,767	51,556
Accumulated deficit	(9,319,229)	(1,351,161)	(8,607,989)
Total shareholders' equity	2,641,305	382,953	3,232,024
Total liabilities and shareholders' equity	4,287,641	621,649	4,397,981
Class A ordinary shares
Shareholders' equity:
Ordinary shares	296	43	296
Class B ordinary shares
Shareholders' equity:
Ordinary shares	¥ 51	$ 7	¥ 51